Non-financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial Assumption Discount Rates [Member] | One Percentage Point Increase [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ (761,853)	$ (762,978)
Actuarial Assumption Of Discount Rate [Member] | One Percentage Point Decrease [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ 888,147	$ 892,905